Registration No. 333-46323
                                                               ICA No. 811-08655

    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER __, 1999

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                 ACT OF 1933                                 |X|

                       Pre-Effective Amendment No.                           |_|
                       Post-Effective Amendment No. 2                        |X|

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                             |X|

                         Pre-Effective Amendment No.                         |_|
                         Post-Effective Amendment No. 2                      |X|


                               Questar Funds,Inc.
                         The Hauppauge Corporate Center
                                150 Motor Parkway
                            Hauppauge, New York 11788
                                 (516) 951-0500

                                  Michael Miola
                               Questar Funds, Inc.
                         The Hauppauge Corporate Center
                                150 Motor Parkway
                            Hauppauge, New York 11788


                                 With a copy to:

                             Thomas R. Westle, Esq.
                             Spitzer & Feldman P.C.
                                 405 Park Avenue
                               New York, NY 10022

It is proposed that this filing will become effective:

         [ ] immediately upon filing pursuant to Rule 485,paragraph (b)
         [ ] on March 1, 1999 pursuant to Rule 485, paragraph (b)
         [ ] 60 days after filing pursuant to Rule 485, paragraph (a)(i)
         [ ] on _____ pursuant to Rule 485, paragraph (a)(i)
         [X] 75 days after filing pursuant to Rule 485, paragraph(a)(ii)
         [ ] on _____ pursuant to Rule 485, paragraph (a)(ii)
         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Pheonix Management Fund and Pheonix
                                      Variable Investment Fund

         It is proposed that this filing will become effective (check appropriate box):

         |_| immediately upon filing pursuant to paragraph (b). |_| on (date) pursuant to paragraph (b).
         |_| 60 days after filing pursuant to paragraph (a)(1). |_| on (date) pursuant to paragraph (a)(1).
         |X| 75 days after filing pursuant to paragraph (a)(2). |_| on (date) pursuant to paragraph (a)(2) of Rule 485.

     THE REGISTRANT DECLARES THAT AN INDEFINITE AMOUNT OF ITS SHARES OF COMMON STOCK IS BEING REGISTERED BY THE REGISTRATION STATEMENT PURSUANT TO SECTION 24(F) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, AND RULE 24F-2

Prospectus
[date]








                           THE PHEONIX MANAGEMENT FUND



   A mutual fund that seeks capital appreciation through a valuation oriented trading and investment strategy in a non-diversified portfolio of securities

     Shares of the Fund are offered to investors without any sales charges.
















THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



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TABLE OF CONTENTS                                                         Page

RISK/RETURN SUMMARY..........................................................

PERFORMANCE..................................................................

FEE TABLES...................................................................

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS..................................

MANAGEMENT...................................................................

YOUR ACCOUNT.................................................................

How to Contact the Fund......................................................
General Information..........................................................
How to Buy Shares of the Fund................................................
How to Sell Shares of the Fund...............................................

OTHER INFORMATION............................................................

                             PHEONIX MANAGEMENT FUND
                              Ticker Symbol: PMPXX

RISK/RETURN SUMMARY

INVESTMENT GOAL. The Pheonix Management Fund (the "Fund") seeks to provide investors with capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The Fund will invest primarily in common stocks of large and mid-sized domestic companies. Pheonix Investment Management, Inc., (the "Adviser") believes that smaller portfolios produce superior performance by allowing the Adviser to focus on its best investment ideas. Accordingly, the Fund's portfolio will be non-diversified and will typically be limited to 25 or fewer common stocks. Depending upon market conditions, however, the portfolio may hold a substantially greater or fewer number of individual securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. The Fund is subject to the following principal investment risks:

     -- STOCK MARKET VOLATILITY. Stock markets can be volatile. In other words, the prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund is subject the general risk that the value of the Fund's investments may decline if the stock markets perform poorly. There is a risk that a Fund's investments will under perform either the securities markets generally or particular segments of the securities markets.

     -- ISSUER SPECIFIC CHANGES. The value of an individual security can be more volatile, and can perform differently, than the market as a whole. The price of an individual issuer's securities can rise or fall dramatically in response to such things as better or worse than expected earnings reports, news about the development of a promising product, or the loss of key management personnel. There is also the risk that the Adviser's assessment of the growth potential of a specific security may prove incorrect.

     -- NON-DIVERSIFICATION. The Fund is non-diversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers than a diversified mutual fund. As a result, poor performance of a particular security could have a more significant impact on the Fund's performance than it would on the performance of a diversified fund.

     -- "VALUE INVESTING." Because the Adviser seeks securities that are undervalued by the market, there is a risk that the market will not recognize a security's intrinsic value for a long time. There is also a risk that the securities the Adviser believes are undervalued are actually appropriately priced due to problems that are not yet apparent..

INEXPERIENCE OF ADVISER. The Adviser has no previous experience managing a mutual fund. The Adviser and its affiliates have substantial experience managing a large number of individual client accounts using substantially the same investment strategy as the Fund.

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                 YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE
               FUND, OR THE FUND MAY NOT PERFORM AS WELL AS OTHER
                              POSSIBLE INVESTMENTS.

              AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK
  AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
                        OR ANY OTHER GOVERNMENTAL AGENCY.

WHO MAY WANT TO INVEST IN THE FUND

You may want to purchase shares of the Fund if:

     -- You are willing to tolerate significant changes in the value of your investment
     --   You are pursuing a long-term goal
     -- You are willing to accept higher short-term risk for potential long-term returns

The Fund may NOT be appropriate for you if:

     --   You need regular income or stability of principal
     --   You are pursuing a short-term goal or investing emergency reserves
     --   Need regular income or stability of principal

PERFORMANCE

As of [date], the Fund had not commenced operations.

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FEE TABLES

The following tables describe the various fees and expenses that you will bear if you invest in the Fund.

------------------------------------------------------------------------========
SHAREHOLDER TRANSACTION FEES                                            None
(paid None directly from your investments):
------------------------------------------------------------------------========
ESTIMATED ANNUAL FUND OPERATING EXPENSES:
(expenses that are deducted from Fund assets,
as a percentage of net assets)
------------------------------------------------------------------------========
Management Fees                                                         1.50%(1)
------------------------------------------------------------------------========
Distribution and/or Service (Rule 12b-1) Fees                           0.25%
------------------------------------------------------------------------========
Other Expenses (2, 3)                                                   1.00%
------------------------------------------------------------------------========
Total Estimated Fund Operating Expenses                                 2.50%
------------------------------------------------------------------------========


EXAMPLE:

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Neither the 5% rate of return nor the expenses shown above should be considered indications of past or future returns and expenses. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     1 Year  $____________                    3 Years  $____________



-------------------------


         (1) The amount of the Advisory fee is determined by the investment performance of the Fund in relation to the annualized rate of return of 30 Year Treasury Bonds. See "Management - The Adviser" The Adviser may, in its discretion, waive some or all of its advisory fees.

         (2) Other Expenses include, among other expenses, administrative, custody, transfer agency and shareholder servicing fees.

         (3) Other Expenses and Total Estimated Fund Operating Expenses are based on estimated amounts assuming net assets of $X million in the Fund for the current fiscal year.

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INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks to provide investors with capital appreciation as well as short to intermediate-term trading profits. There is no assurance that the Fund will achieve its investment objective. The Fund's investment objective is fundamental and may not be changed without shareholder approval.

INVESTMENT STRATEGIES

The Fund will invest primarily in the common stock of large domestic companies. The size of a company is measured by its "market capitalization." The market capitalization of a company is the price of a share of the company's stock multiplied by the number of shares of stock it has outstanding. A company is considered a "large-cap" company if its market capitalization is over $5 billion. The Fund will invest to a lesser extent in domestic "mid-cap" companies. A "mid-cap" company has a market capitalization between $1 billion and $5 billion.

The Fund will invest in securities that, in the opinion of the Adviser, are significantly undervalued. The Adviser looks for companies whose current price does not reflect the current intrinsic value of the business enterprise itself. The Adviser focuses its research efforts on dominant companies with good management in industries that are "out of favor" in the investment community. Close attention is paid to a company's current valuation measures as compared to its historic range (e.g., low relative price/earnings, price/cash flow, price/sales ratios and high relative dividend yields).

The Adviser also seeks opportunities for capital growth and trading profits, regardless of general business or market conditions, when it believes that the stock of a company will be recognized and appreciate in value due to significant changes such as a business or product line restructuring, changes in a company's operations or finances, the appointment of a new management team or an acquisition. The Fund invests in companies only when their share price trades below the Adviser's estimate of its intrinsic value, and sells the stock of a company when its share price reaches the Adviser's estimate of intrinsic value.

The Adviser believes that concentrated portfolios produce superior performance because the Adviser may focus on its best investment ideas. Accordingly, the Funds' portfolio will be non-diversified and will typically be limited to 25 or fewer common stocks. Depending on market conditions, however, the portfolio may hold substantially more or less individual securities.


MORE INFORMATION ABOUT INVESTMENTS AND RISKS

FUTURES AND OPTIONS. The Fund may purchase or write (sell) put and call options on securities and financial indices. These are derivative instruments that give the Fund the right (where the Fund purchases the option), or the obligation (where the Fund writes the option) to buy or sell a particular security, such as a stock or group of stocks in the future at a pre-determined price. The Fund may also invest in futures on financial indices, another derivative instrument. The Advisor may use these options strategies for a variety of reasons: to hedge against the risk of fluctuations in the prices of securities that a Fund holds or may purchase; as an efficient means to adjust a Fund's overall exposure to certain markets; in an effort to enhance income; as a cash management tool.

Futures contracts and options and options are not always successful hedges. A Fund's ability to use these instruments successfully will depend on the Adviser's ability to predict accurately movements in the prices of securities, interest rates and the securities markets. The prices of options can be very volatile. Investing for hedging purposes may result in certain transaction costs, which may reduce the Fund's total return.

LENDING SECURITIES. The Fund may lend its portfolio securities to brokers, dealers or other financial institutions. The Fund may not loan more than one-third of its total assets. The principal risk of securities lending is that the institution borrowing the securities may become insolvent. In this event, the Fund could experience delays in recovering its securities and possibly capital losses.

SHORT SELLING. The Fund may sell securities short by borrowing securities it does not own and selling them. In a short-sale, the Fund is obligated to replace the securities borrowed by purchasing them at the market price at the time of replacement. If the securities sold short increase in value between the time of sale and the time the Fund purchases them, the Fund will incur a loss. On the other hand, if the securities decline in value, the Fund may repurchase them at a lower price and realize a profit.

BORROWING MONEY. The Fund may borrow money from banks as a temporary measure for emergency purposes, to facilitate redemption requests, or for "leverage," in other words, so that the Fund may purchase additional securities. The Fund may also purchase portfolio securities on margin. The total of all the Fund's borrowing will not exceed one-third of the value of its total assets.

The use of leverage involves special risk considerations that may not be associated with other funds having similar objectives and policies. Because substantially all of each Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the loan agreement, the asset value per share of each Fund will tend to increase more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

PORTFOLIO TURNOVER. Because of the Adviser's emphasis on trading profits from significant developments affecting a company, the Fund may invest in certain companies for relatively short-term periods. In general, the higher the volume of buying and sell, the greater the impact of brokerage commissions and other transaction costs on a fund's return. Also, the greater the portfolio turnover rate, the more likely it is that a fund will generate capital gains that must be distributed to shareholders as income subject to taxation. The average portfolio turnover rate for domestic stock funds is approximately 85% according to Morningstar Inc. The Adviser estimates that the portfolio turnover rate of the Fund may be as high as 300%.

CASH POSITIONS AND DEFENSIVE STRATEGIES. The Fund may invest and pending investment and If the adviser is unable to find investments selling at a discount to their intrinsic value, a significant portion of the Fund's assets may be invested in money market mutual funds and cash or cash equivalents such as high quality money market instruments. The fund may also maintain a cash position to retain flexibility in meeting redemptions and paying expenses.

The Fund may also employ temporary defensive strategies in response to unfavorable economic, market, political or other conditions. At such times, the Fund may increase its cash reserves without limit by holding high quality, short-term debt securities and money market instruments and by entering into repurchase agreements. These investments are inconsistent with the Fund's primary investment strategies. As a result during these periods, the Fund may not achieve its objective.

FUTURES AND OPTIONS STRATEGIES. The Fund may invest in options, warrants or stock rights. These are instruments that give the Fund the right to acquire or sell a particular stock in the future at a pre-determined price. The Fund may purchase or sell options contracts on stocks to hedge against the risk of fluctuations in the prices of securities that it holds. Investing for hedging purposes may result in certain transaction costs, which may reduce the Fund's performance. In addition, there is no assurance that the hedging will be implemented to achieve a perfect correlation with the security being hedged against.


MORE INFORMATION ABOUT RISKS

The investment strategy of the Fund may be considered somewhat more aggressive than that employed by the typical diversified mutual fund and is dependent upon the Adviser's ability to trade on price fluctuations rather than participate in long-term growth investments.

SMALL AND MID-SIZED COMPANIES. The Fund may be subject to the additional risks associated with investing in mid-cap companies. The stock prices of these companies may change quickly and unpredictively. Mid-cap stocks may also be less marketable than the stocks of larger companies. Smaller companies often have limited product lines, markets, or financial resources, and their managements may lack depth and experience. These stocks often pay no dividends; although income is not a primary goal of the Fund, dividends can cushion returns in a falling market.

USE OF LEVERAGE. The Fund may, at the Advisers discretion, utilize leverage in the Fund's investing activities to achieve higher returns in the Fund. The use of leverage by the Fund may magnify returns both on the downside and on the upside. The Fund may borrow money from banks for temporary or emergency purposes in order to meet redemption requests. To reduce its indebtedness, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by the Fund on borrowed funds would decrease the net earnings of both the Fund and your investment.

YEAR 2000. The Fund's operations depend on the uninterrupted functioning of computer systems in the financial service industry, including those of the Adviser, Administrator, Custodian, Distributor and Transfer Agent. In the past, certain computer systems were programmed to use just two digits to identify a year. For example, the year "1995," would be identified as "95." If these programs are not changed, they could misinterpret dates occurring after December 31, 1999. This could adversely affect the Fund's operations, including pricing of the Fund's shares, the Fund's portfolio trades, and services offered to shareholders.

The Fund's Adviser and Administrator are addressing this Year 2000 issue and its possible impact on their systems. The Fund's other service providers have informed the Fund that they are taking similar measures. There is no assurance, however, that a systems failure will have no adverse impact on the Fund.

In addition, the issuers of securities that the Fund owns could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which in turn could have an effect on the Fund's performance. An issuer's Year 200 readiness is only one of many factors the Adviser may consider when making investment decisions, and other factors may receive greater weight.

MANAGEMENT

The business of the Fund is managed under the direction of the Board of Directors (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices, and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Fund's executive officers, may be found in the Statement of Additional Information ("SAI").

THE ADVISER

Pheonix Investment Management, Inc. (the "Adviser"), has been retained under an Investment Advisory Agreement with the Company to act as the Fund's investment adviser subject to the authority of the Board of Directors. The Adviser is registered as an investment adviser with the Securities and Exchange Commission and has its principal office at: 2090 Palm Beach Lakes Blvd., Suite 700, West Palm Beach, FL 33409.

The Pheonix Financial Group, an affiliate of the Adviser, was founded in 1992 by Thomas D. Abrams. Mr. Abrams is a Director of Pheonix Investment Management Inc. and President and Chief Executive Officer of Pheonix Investments Inc. Mr. Abrams has over 15 years experience in banking and investment management. He has been a Registered Representative in the investment industry since 1988, and has held a number of positions with several NASD Member Broker-Dealers. Although Mr. Abrams does not actively manage the Fund's portfolio, he consults with the portfolio manager regarding investment issues from time to time.

PORTFOLIO MANAGER

Michael W. Burnick is responsible for the day-to-day investment policy, research and decisions for the Fund. Mr. Burnick has been a registered representative in the investment industry since 1988. Over the past 11 years he has held several positions with a variety of NYSE and NASD Member Brokerage and Investment Banking Firms. Prior to his employment with Pheonix Investment Management Inc., Mr. Burnick served as Vice President of Investment Management with The Pheonix Financial Groups from 1997 through 1999. Mr. Burnick is a 1986 graduate of Stetson University, Florida where he received a Bachelor's degree in Finance and in Management.

PRIVATE ACCOUNT PERFORMANCE INFORMATION

The following table states the historical performance of the portfolios of all private accounts managed by the Adviser. These account are fully discretionary and managed under a single invest ment strategy that has an investment objective, policies and strategies substantially similar to that of The Pheonix Management Fund. The table compares the performance of these private accounts against the performance of the S&P 500(R) Index and the average rate of return for 30 Year Treasury Bonds over the same period.

This data does not reflect the performance of the Funds. This performance data should not be considered as an indication of future performance of any Fund or of the Adviser.

--------------------------------------------------------------------------------
                                                                       AVERAGE
                                                                       RATE OF
                                                                       RETURN ON
                                                                       30-YEAR
                                                         S&P 500       TREASURY
                    PERIOD            ADVISER (1)       INDEX (2)      BONDS
--------------- ----------------- ------------------ ----------------- --------
4 Years:        1/1/95-12/31/98        xx.xx%                           xx.xx %
--------------- ----------------- ------------------ ----------------- --------
3 Years:        1/1/96-12/31/98        xx.xx %                          xx.xx %
--------------- ----------------- ------------------ ----------------- --------
2 Years:        1/1/97-12/31/98        xx.xx %                          xx.xx %
--------------- ----------------- ------------------ ----------------- --------
1 Year:         1/1/98-12/31/98        xx.xx %                          xx.xx %
--------------- ----------------- ------------------ ----------------- --------
Year-to- Date   1/1/99 - 6/30/99       xx.xx%                           xx.xx %
--------------- ----------------- ------------------ ----------------- --------


(1) These results include all of the accounts participating in the Pheonix Management Program (the "Program") that have not authorized the firm to use leverage to acquire securities. Accounts participating in the Program are fully discretionary and managed under a single investment strategy. The Firm has no other discretionary investment program. Accordingly the accounts are contained within a single composite for purposes of calculating investment performance under standards promulgated by the Association for Investment Management and Research (the "AIMR-PPS(TM) standards").

Only those accounts not using leverage are included in the results reported above because they represent the majority of the accounts participating in the program and because participants in the Pheonix Mutual Fund will not be permitted to use leverage. The composite does not include individual portfolios of the firm, its employees and employee-related accounts. As of December 31, 1998, the composite consist of ___ accounts with $___ million in assets.

The Adviser Results reported in the accompanying Table are time-weighted returns that have been calculated in accordance with the AIMR-PPS(TM) standards. The Funds' performance will be calculated using the method required by the Securities and Exchange Commission, which differs from the method used to calculate the performance of the private accounts included in the composite. All returns reflect the deduction of advisory fees (assuming that all accounts were assessed a performance-based bee for the year at the maximum rate permitted under the Adviser's standard private account management agreement), brokerage commissions and execution costs paid by the Adviser's private accounts, without a provision for Federal or state income taxes.

The separately managed accounts in the composite are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed by the 1940 Act or Internal Revenue Code. The net effect of the deduction of the operating expenses of the Fund on the annualized performance, including the effect of compounding over time, may be substantial. Consequently, the performance results for the accounts could have been adversely affected if the accounts included in the composite had been regulated as an investment company under the Federal securities laws. In addition, the Fund's returns would be reduced to the extent their fees and expenses are higher that the fees and expenses incurred by the private accounts.

(2) The S&P 500(R) Index is the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stock. The index return figures assume reinvestment of all dividends paid by stocks included in the index.

ADMINISTRATOR

American Data Services, Inc. ("ADS"), The Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788, provides various services to the Fund. As of [date] 1999, ADS providing administrative, fund accounting and stock transfer services to retail and institutional mutual funds with approximately $6 billion of total assets through its offices in New York, Denver, Tampa and Los Angeles.

ADS provides all administrative services necessary for the Fund, subject to the supervision of the Board.

For the services rendered to the Fund by the Administrator, the Fund pays the Administrator monthly an annualized fee of 0.xx% of the average daily net assets of each Fund. The Fund also pays the Administrator for any out-of-pocket expenses. In addition, the Administrator serves as the Fund's transfer agent and performs fund accounting services for which it is paid separately. For additional information, see "Custodian, Transfer Agent and Dividend Agent."

DISTRIBUTOR

ADS Distributors, Inc. ("the Distributor"), an affiliate of the ADS, is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Fund in connection with the offering of shares of the Fund. The Distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of shares of the Fund.

The Board has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). Under the Plan, the Fund may use a portion of its assets for the sale and distribution of its shares, including advertising, marketing and other promotional activities, and may reimburse the Distributor for its expenses in connection with distributing shares of the Fund in an amounts not to exceed 0.25% of the average net assets of the Fund on an annualized basis. See "Management of Fund" in the SAI.


FUND EXPENSES

The Fund pays for all of its expenses. The Adviser or other service providers may voluntarily waive all or any portion of their fees. Any waiver would improve the Fund's performance for the period during which the waiver was in effect.

YOUR ACCOUNT

HOW TO CONTACT THE FUND

For more information about the Fund or your account, you may write to us at:

         Pheonix Management Fund
         c/o American Data Services, Inc.
         P.O. Box 5536
         Hauppauge, NY 11788-0132

Or you may call us toll free at (800) 551-1980

GENERAL INFORMATION

You pay no sales charge to buy or sell (redeem) shares of the Fund. You may buy or redeem shares at the net asset value per share, or NAV, next calculated after the Transfer Agent receives your request in proper form. For instance, if the Transfer Agent receives your purchase request in proper form before 4 p.m., your transaction will be priced at that day's NAV. If the Transfer Agent receives your purchase request after 4 p.m., your transaction will be priced at the next day's NAV. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

You will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

During unusual market conditions, the Fund may temporarily suspend or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED

The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., eastern time) on each weekday except days when the New York Stock Exchange is closed. The time at which NAV is calculated may be changed in case of an emergency or if the New York Stock Exchange closes early. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, then securities are valued at fair value, as determined by the Board.

HOW TO BUY SHARES OF THE FUND

TYPES OF ACCOUNTS

If you are making an initial investment in the Fund, you will need to open one of the following types of accounts.

INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS. Individual and sole proprietorship accounts are owned by one person, while joint accounts can have two or more owners. Each individual owner of a joint account may give instructions on purchase, and redemptions without notice to the other owner. Account Applications and written instructions to the Fund, or requests for transactions that require a signature guarantee, must be signed by both owners exactly as their names appear on the account.

UNIFORM GIFT OR TRANSFER TO A MINOR ACCOUNTS (UGMA, UTMA). Depending on the laws of your state, you can set up a custodial account under the Uniform Gift (or Transfers) to Minors Act. These custodial accounts provide a way to give money to a child and obtain tax benefits. You can give up to the Uniform Transfers to Minors Act $10,000 a year per child without paying Federal gift tax. To open a UGMA or UTMA account, you must include the minor's social security number on the application and the custodian, or trustee, of the UGMA or UTMA must sign instructions in a manner indicating trustee capacity.

CORPORATE AND PARTNERSHIP ACCOUNTS. To open a corporate or partnership account, or to send instructions to the Fund, the following documents are required:

         For corporations, a corporate resolution signed by an authorized person with a signature guarantee.

         For partnerships, a certification for a partnership agreement, or the pages from the partnership agreement that identify the general partners.

An authorized officer of the corporation or other legal entity must sign the application.

TRUST ACCOUNTS. The trust must be established before you can open a trust account. To open the account you must include the name of each trustee, the name of the trust and provide a certification for trust, or the pages from the trust document that identify the trustees.

RETIREMENT ACCOUNTS. The Fund offers IRA accounts, including traditional and Roth IRAs. Fund shares may also be an appropriate investment for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made. You should talk to your employer or retirement plans administrator about the availability of the fund as an investment option in your plan.

BY TELEPHONE

To open an account by telephone, call (xxx) xxx-xxxx to obtain an account number and instructions. We will take information necessary to open your account, including social security or tax identification number, over the phone.

After you have obtained an account number, you may purchase shares of the Fund by wiring federal funds. Your bank may charge a fee for doing this. You should instruct your bank to wire funds to:

         [Name of Custodian Bank]
         ABA # ___________________
         Account # ________________
         F/B/O

         Shareholder Account No. ___________________

You will then need to mail a signed account application to:

         Pheonix Management Fund
         c/o American Data Services, Inc.
         P.O. Box 5786
         Hauppauge, NY 11788-0786


BY MAIL

You may also open an account by mailing a completed and signed account application, together with a check, to:

         Pheonix Management Fund
         c/o American Data Services, Inc.
         P.O. Box 5786
         Hauppauge, NY 11788-0786


AUTOMATIC INVESTMENT PLANS

You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by automated clearinghouse payment ("ACH").

To open an Automatic Investment Plan account ("AIP"), call or write to us to request and "Automatic Investment" form. Complete and sign the form, and return it to us together with a voided check for the account from which payments will be made.

TRANSACTIONS THROUGH THIRD PARTIES

If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.


HOW TO PAY FOR YOUR PURCHASE OF SHARES

You may purchase shares of the Fund by check, automated clearinghouse payment, or wire. All payments must be in U.S. dollars.

Checks. All checks must be drawn on U.S. banks and made payable to "Pheonix Management Fund." No other method of check payment is acceptable (for instance, you may not pay by travelers check).

Ach Payments. Instruct your financial institution to make an ACH (automated clearinghouse) payment to us. These payments typically take two days. Your financial institution may charge you a fee for this service.

Wires. Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

INVESTMENT MINIMUMS

The Fund accepts investments in the following minimum amounts:

                                        MINIMUM INITIAL   MINIMUM SUBSEQUENT
       TYPE OF ACCOUNT                    INVESTMENT         INVESTMENT
------------------------------------ -------------------- ---------------
Individual, Sole proprietorship or           $2000             $100
Joint accounts
------------------------------------ -------------------- ---------------
Corporate, partnership or trust              $2000             $100
accounts
------------------------------------ -------------------- ---------------
Uniform Gift or Transfer to a Minor          $1000             $100
Accounts (ugma, utma)
------------------------------------ -------------------- ---------------
Individual Retirement Accounts (IRA)         $1000             $100
------------------------------------ -------------------- ---------------

LIMITATIONS ON PURCHASES

The Fund reserves the right to refuse any purchase request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS

The Fund accepts checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem other shares you own in the account as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

HOW TO REDEEM SHARES OF THE FUND

The Fund processes redemption orders promptly. Your shares will be redeemed at the NAV next determined after we receive your redemption request in good order.

You will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If the Fund has not yet collected payment for the shares you are selling, however, it may delay sending redemption proceeds for up to 15 calendar days.

BY MAIL

To redeem shares by mail, prepare a written request including:

     --   Your name(s) and signature(s)
     --   The name of the Fund, and your account number
     --   The dollar amount or number of shares you want to redeem
     --   How and where to send your proceeds
     -- A signature guarantee, if required (see "Signature Guarantee Requirements" below) o Any other required documentation, such as corporate resolutions or trust documents

Mail your request and documentation to

         Pheonix Management Fund
         c/o American Data Services, Inc.
         P.O. Box 5786
         Hauppauge, NY 11788-0786

BY WIRE

You may only request payment of your redemption proceeds by wire if you have previously elected wire redemption privileges on your account application or a separate form.

Wire requests are only available if your redemption is for $1,000 or more. If there are any wire charges, they will be deducted from the proceeds of your redemption.

To request a wire redemption, mail us your request (See "By Mail"), or call us with your request. If you wish to make your wire request by telephone, however, you must have previously elected telephone redemption privileges.

BY TELEPHONE

We accept redemption requests by telephone only if you have elected telephone redemption privileges on your account application or a separate form.

To redeem shares by telephone, call us with your request. You will need to provide your account number and the exact name(s) in which the account is registered. We may also require a password or additional forms of identification.

Your proceeds will be mailed to you or wired to you (if you have elected wire redemption privileges - See "By Wire" above).

Telephone redemptions are easy and convenient, but this account option involves a risk of loss from unauthorized or fraudulent transactions. We will take reasonable precautions to protect your account from fraud. You should do the same by keeping your account information private and by reviewing immediately any account statement and transaction confirmations that you receive. Neither the Fund nor the Transfer Agent will be responsible for any losses to due to telephone fraud, so long as we have taken reasonable steps to verify the caller's identity.

AUTOMATIC REDEMPTION

If you own shares of the Fund with an aggregated value of at least $25,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Automatic requests must be for at least $1000.

To set up periodic redemptions automatically, call or write us for an "Automatic Redemption" form. You should complete the form and mail it to us with a voided check for the account into which you would like the redemption proceeds deposited.

SIGNATURE GUARANTEE REQUIREMENTS

To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." For requests made in writing a signature guarantee is required for any of the following:

     --   Redemption of over $10,000 worth of shares
     --   Changes to a shareholder's record name or address
     -- Redemption from an account for which the address or account registration has changed within the last 30 days
     -- Sending proceeds to any person, address, brokerage firm or bank account not on record
     -- Sending proceeds to an account with a different registration (name or ownership) from yours
     -- Changes to automatic investment or redemption programs, distribution options, telephone or wire redemption privileges, any other election in connection with your account. A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public

SMALL ACCOUNTS

If the value of your account falls below $1000 (not including IRA and UGMA accounts), the Fund may ask you to increase your balance. If the account value is still below $xxxx after 30 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTION IN KIND

The Fund reserves the right to make redemptions "in kind" -- payment of redemption proceeds in portfolio securities rather than cash -- if the amount requested is large enough to affect Fund operations (for example, if the amount of the redemption is the greater of $250,000 or 1% of the Fund's assets).

LOST ACCOUNTS

The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

OTHER INFORMATION

DISTRIBUTIONS

The Fund distributes its net investment income, if any, semi-annually. Any net capital gain realized by the Fund will be distributed at least annually. All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

TAXES ON DISTRIBUTIONS. The Fund operates in a manner such that it will not be liable for Federal income or excise tax. Distributions of net investment income or short-term capital gain are taxable to you as ordinary income. Distributions of long-term capital gain are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to state and local taxes.

The Fund will mail reports containing information about the Fund's distributions during the year to you after December 31 of each year. Consult your tax adviser about the Federal, state and local tax consequences in your particular circumstances.

TAXES ON REDEMPTIONS OF SHARES. The sale of Fund shares is a taxable transaction for Federal income tax purposes. Your taxable gain or loss is computed by subtracting your tax basis in the shares from the redemption proceeds. Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should keep your account statement so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain or loss.

"BUYING A DIVIDEND." All distributions reduce the net asset value of the Fund's shares by the amount of the distribution. Unless your investment is in a tax-deferred account, you may wish to avoid buying shares of the Fund shortly before a distribution. If you do, you will pay the full pre-distribution price for your shares and then receive part of your investment back as a taxable distribution.

TAX WITHHOLDING. The Fund may be required to withhold U.S. federal income tax at the rate of 31 percent from all taxable distributions and form proceeds from certain sales payable to shareholders who fail to provide the Fund with their correct taxpayers identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Any such withheld amounts may be credited against the shareholder's U.S. federal income tax liability.

ORGANIZATION

The Pheonix Management Fund is separate series of Questar Funds, Inc., a Maryland corporation that is registered with the SEC as an open-end, management investment company (a "mutual fund"). It is not intended that meetings of shareholders be held except when required by Federal or Maryland law and all shareholders of the Fund are entitled to vote at shareholders' meetings. From time to time, large shareholders may control the Fund.

FOR MORE INFORMATION

The following documents are available free upon request:

         ANNUAL/SEMI-ANNUAL REPORTS. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the recent market conditions, economic trends and investment strategies that significantly affected the Fund's performance during its last fiscal year.

         STATEMENT OF ADDITIONAL INFORMATION ("SAI"). The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

You can get free copies of both reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

         Pheonix Management Fund
         c/o  American Data Services, Inc.
         P.O. Box _____
         Hauppauge, New York 11788-0786
         1-888-xxx-xxxx

You can also review the Fund's reports and SAI by visiting the Public Reference Room of the Securities and Exchange Commission at 450 Fifth Street, NW, Washington, DC 20549. You may also obtain copies, for a fee, by writing to the Public Reference Room at this address, or by calling 800-SEC-0330.

You may also download a free, text-only version from the Commission's Internet website at www.sec.gov.










                      The Fund's Investment Company Act File number is 811-08655

Prospectus
[date]








                                   THE PHEONIX
                            VARIABLE INVESTMENT FUND



   A mutual fund that seeks capital appreciation through a valuation oriented trading and investment strategy in a non-diversified portfolio of securities

  The Pheonix Variable Investment Fund is offered only to variable annuity and variable life insurance separate accounts established by insurance companies.
   Individuals may not purchase shares directly from the Fund. This Prospectus should be read in conjunction with the prospectus of the variable life or annuity contracts of the specific insurance product










THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS                                                       Page

RISK/RETURN SUMMARY........................................................

PERFORMANCE................................................................

FEE TABLES.................................................................

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS................................

MANAGEMENT.................................................................

OTHER INFORMATION..........................................................

                        PHEONIX VARIABLE INVESTMENT FUND

RISK/RETURN SUMMARY

INVESTMENT GOAL. The Pheonix Variable Investment Fund (the "Fund") seeks to provide investors with capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The Fund will invest primarily in common stocks of large and mid-sized domestic companies. Pheonix Investment Management, Inc., (the "Adviser") believes that smaller portfolios produce superior performance by allowing the Adviser to focus on its best investment ideas. Accordingly, the Fund's portfolio will be non-diversified and will typically be limited to 25 or fewer common stocks. Depending upon market conditions, however, the portfolio may hold a substantially greater or fewer number of individual securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND. The Fund is subject to the following principal investment risks:

     -- STOCK MARKET VOLATILITY. Stock markets can be volatile. In other words, the prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund is subject the general risk that the value of the Fund's investments may decline if the stock markets perform poorly. There is a risk that a Fund's investments will under perform either the securities markets generally or particular segments of the securities markets.

     -- ISSUER SPECIFIC CHANGES. The value of an individual security can be more volatile, and can perform differently, than the market as a whole. The price of an individual issuer's securities can rise or fall dramatically in response to such things as better or worse than expected earnings reports, news about the development of a promising product, or the loss of key management personnel. There is also the risk that the Adviser's assessment of the growth potential of a specific security may prove incorrect.

     -- NON-DIVERSIFICATION. The Fund is non-diversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers than a diversified mutual fund. As a result, poor performance of a particular security could have a more significant impact on the Fund's performance than it would on the performance of a diversified fund.

     -- "VALUE INVESTING." Because the Adviser seeks securities that are undervalued by the market, there is a risk that the market will not recognize a security's intrinsic value for a long time. There is also a risk that the securities the Adviser believes are undervalued are actually appropriately priced due to problems that are not yet apparent..

     -- INEXPERIENCE OF ADVISER. The Adviser has no previous experience managing a mutual fund. The Adviser and its affiliates have substantial experience managing a large number of individual client accounts using substantially the same investment strategy as the Fund.

              YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND,
       OR THE FUND MAY NOT PERFORM AS WELL AS OTHER POSSIBLE INVESTMENTS.

WHO MAY WANT TO INVEST IN THE FUND

You may want to purchase shares of the Fund if:

     -- You are willing to tolerate significant changes in the value of your investment
     --   You are pursuing a long-term goal
     -- You are willing to accept higher short-term risk for potential long-term returns

The Fund may NOT be appropriate for you if:

     --   You need regular income or stability of principal
     --   You are pursuing a short-term goal or investing emergency reserves
     --   Need regular income or stability of principal

PERFORMANCE

As of [date], the Fund had not commenced operations.

FEE TABLES

The following tables describe the various fees and expenses that you will bear if you invest in the Fund.

---------------------------------------------------------------- ==========
SHAREHOLDER TRANSACTION FEES
(paid None directly from your investments):                         None
---------------------------------------------------------------- ==========
ESTIMATED ANNUAL FUND OPERATING EXPENSES:
(expenses that are deducted from Fund assets,
as a percentage of net assets)
---------------------------------------------------------------- ==========
Management Fees                                                  1.50%(1)
---------------------------------------------------------------- ==========
Distribution and/or Service (Rule 12b-1) Fees                    0.00%
---------------------------------------------------------------- ==========
Other Expenses 2, 3                                              1.00%
---------------------------------------------------------------- ==========
Total Estimated Fund Operating Expenses                          2.50%
---------------------------------------------------------------- ==========


EXAMPLE:

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Neither the 5% rate of return nor the expenses shown above should be considered indications of past or future returns and expenses. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

     1 Year        $____________                   3 Years      $____________


-----------------------

         (1) The amount of the Advisory fee is determined by the investment performance of the Fund in relation to the annualized rate of return of 30 Year Treasury Bonds. See "Management - The Adviser" The Adviser may, in its discretion, waive some or all of its advisory fees.

         (2) Other Expenses include, among other expenses, administrative, custody, transfer agency and shareholder servicing fees.

         (3) Other Expenses and Total Estimated Fund Operating Expenses are based on estimated amounts assuming net assets of $X million in the Fund for the current fiscal year.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE

The Fund seeks to provide investors with capital appreciation as well as short to intermediate-term trading profits. There is no assurance that the Fund will achieve its investment objective. The Fund's investment objective is fundamental and may not be changed without shareholder approval.

INVESTMENT STRATEGIES

The Fund will invest primarily in the common stock of large domestic companies. The size of a company is measured by its "market capitalization." The market capitalization of a company is the price of a share of the company's stock multiplied by the number of shares of stock it has outstanding. A company is considered a "large-cap" company if its market capitalization is over $5 billion. The Fund will invest to a lesser extent in domestic "mid-cap" companies. A "mid-cap" company has a market capitalization between $1 billion and $5 billion.

The Fund will invest in securities that, in the opinion of the Adviser, are significantly undervalued. The Adviser looks for companies whose current price does not reflect the current intrinsic value of the business enterprise itself. The Adviser focuses its research efforts on dominant companies with good management in industries that are "out of favor" in the investment community. Close attention is paid to a company's current valuation measures as compared to its historic range (e.g., low relative price/earnings, price/cash flow, price/sales ratios and high relative dividend yields).

The Adviser also seeks opportunities for capital growth and trading profits, regardless of general business or market conditions, when it believes that the stock of a company will be recognized and appreciate in value due to significant changes such as a business or product line restructuring, changes in a company's operations or finances, the appointment of a new management team or an acquisition. The Fund invests in companies only when their share price trades below the Adviser's estimate of its intrinsic value, and sells the stock of a company when its share price reaches the Adviser's estimate of intrinsic value.

The Adviser believes that concentrated portfolios produce superior performance because the Adviser may focus on its best investment ideas. Accordingly, the Funds' portfolio will be NON-DIVERSIFIED and will typically be limited to 25 or fewer common stocks. Depending on market conditions, however, the portfolio may hold substantially more or less individual securities.


MORE INFORMATION ABOUT INVESTMENTS AND RISKS

FUTURES AND OPTIONS. The Fund may purchase or write (sell) put and call options on securities and financial indices. These are derivative instruments that give the Fund the right (where the Fund purchases the option), or the obligation (where the Fund writes the option) to buy or sell a particular security, such as a stock or group of stocks in the future at a pre-determined price. The Fund may also invest in futures on financial indices, another derivative instrument. The

Advisor may use these options strategies for a variety of reasons: to hedge against the risk of fluctuations in the prices of securities that a Fund holds or may purchase; as an efficient means to adjust a Fund's overall exposure to certain markets; in an effort to enhance income; as a cash management tool.

Futures contracts and options and options are not always successful hedges. A Fund's ability to use these instruments successfully will depend on the Adviser's ability to predict accurately movements in the prices of securities, interest rates and the securities markets. The prices of options can be very volatile. Investing for hedging purposes may result in certain transaction costs, which may reduce the Fund's total return.

LENDING SECURITIES. The Fund may lend its portfolio securities to brokers, dealers or other financial institutions. The Fund may not loan more than one-third of its total assets. The principal risk of securities lending is that the institution borrowing the securities may become insolvent. In this event, the Fund could experience delays in recovering its securities and possibly capital losses.

SHORT SELLING. The Fund may sell securities short by borrowing securities it does not own and selling them. In a short-sale, the Fund is obligated to replace the securities borrowed by purchasing them at the market price at the time of replacement. If the securities sold short increase in value between the time of sale and the time the Fund purchases them, the Fund will incur a loss. On the other hand, if the securities decline in value, the Fund may repurchase them at a lower price and realize a profit.

BORROWING MONEY. The Fund may borrow money from banks as a temporary measure for emergency purposes, to facilitate redemption requests, or for "leverage," in other words, so that the Fund may purchase additional securities. The Fund may also purchase portfolio securities on margin. The total of all the Fund's borrowing will not exceed one-third of the value of its total assets.

The use of leverage involves special risk considerations that may not be associated with other funds having similar objectives and policies. Because substantially all of each Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the loan agreement, the asset value per share of each Fund will tend to increase more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

PORTFOLIO TURNOVER. Because of the Adviser's emphasis on trading profits from significant developments affecting a company, the Fund may invest in certain companies for relatively short-term periods. In general, the higher the volume of buying and sell, the greater the impact of brokerage commissions and other transaction costs on a fund's return. Also, the greater the portfolio turnover rate, the more likely it is that a fund will generate capital gains that must be distributed to shareholders as income subject to taxation. The average portfolio turnover rate for domestic stock funds is approximately 85% according to Morningstar Inc. The Adviser estimates that the portfolio turnover rate of the Fund may be as high as 300%.

CASH POSITIONS AND DEFENSIVE STRATEGIES. The Fund may invest and pending investment and If the adviser is unable to find investments selling at a discount to their intrinsic value, a significant portion of the Fund's assets may be invested in money market mutual funds and cash or cash equivalents such as high quality money market instruments. The fund may also maintain a cash position to retain flexibility in meeting redemptions and paying expenses.

The Fund may also employ temporary defensive strategies in response to unfavorable economic, market, political or other conditions. At such times, the Fund may increase its cash reserves without limit by holding high quality, short-term debt securities and money market instruments and by entering into repurchase agreements. These investments are inconsistent with the Fund's primary investment strategies. As a result during these periods, the Fund may not achieve its objective.

FUTURES AND OPTIONS STRATEGIES. The Fund may invest in options, warrants or stock rights. These are instruments that give the Fund the right to acquire or sell a particular stock in the future at a pre-determined price. The Fund may purchase or sell options contracts on stocks to hedge against the risk of fluctuations in the prices of securities that it holds. Investing for hedging purposes may result in certain transaction costs, which may reduce the Fund's performance. In addition, there is no assurance that the hedging will be implemented to achieve a perfect correlation with the security being hedged against.


MORE INFORMATION ABOUT RISKS

The investment strategy of the Fund may be considered somewhat more aggressive than that employed by the typical diversified mutual fund and is dependent upon the Adviser's ability to trade on price fluctuations rather than participate in long-term growth investments.

SMALL AND MID-SIZED COMPANIES. The Fund may be subject to the additional risks associated with investing in mid-cap companies. The stock prices of these companies may change quickly and unpredictively. Mid-cap stocks may also be less marketable than the stocks of larger companies. Smaller companies often have limited product lines, markets, or financial resources, and their managements may lack depth and experience. These stocks often pay no dividends; although income is not a primary goal of the Fund, dividends can cushion returns in a falling market.

USE OF LEVERAGE. The Fund may, at the Advisers discretion, utilize leverage in the Fund's investing activities to achieve higher returns in the Fund. The use of leverage by the Fund may magnify returns both on the downside and on the upside. The Fund may borrow money from banks for temporary or emergency purposes in order to meet redemption requests. To reduce its indebtedness, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by the Fund on borrowed funds would decrease the net earnings of both the Fund and your investment.

YEAR 2000. The Fund's operations depend on the uninterrupted functioning of computer systems in the financial service industry, including those of the Adviser, Administrator, Custodian, Distributor and Transfer Agent. In the past, certain computer systems were programmed to use just two digits to identify a year. For example, the year "1995," would be identified as "95." If these programs are not changed, they could misinterpret dates occurring after December 31, 1999. This could adversely affect the Fund's operations, including pricing of the Fund's shares, the Fund's portfolio trades, and services offered to shareholders.

The Fund's Adviser and Administrator are addressing this Year 2000 issue and its possible impact on their systems. The Fund's other service providers have informed the Fund that they are taking similar measures. There is no assurance, however, that a systems failure will have no adverse impact on the Fund.

In addition, the issuers of securities that the Fund owns could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which in turn could have an effect on the Fund's performance. An issuer's Year 200 readiness is only one of many factors the Adviser may consider when making investment decisions, and other factors may receive greater weight.

MANAGEMENT

The business of the Fund is managed under the direction of the Board of Directors (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices, and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Fund's executive officers, may be found in the Statement of Additional Information ("SAI").

THE ADVISER

Pheonix Investment Management, Inc. (the "Adviser"), has been retained under an Investment Advisory Agreement with the Company to act as the Fund's investment adviser subject to the authority of the Board of Directors. The Adviser is registered as an investment adviser with the Securities and Exchange Commission and has its principal office at: 2090 Palm Beach Lakes Blvd., Suite 700, West Palm Beach, FL 33409.

The Pheonix Financial Group, an affiliate of the Adviser, was founded in 1992 by Thomas D. Abrams. Mr. Abrams is a Director of Pheonix Investment Management Inc. and President and Chief Executive Officer of Pheonix Investments Inc. Mr. Abrams has over 15 years experience in banking and investment management. He has been a Registered Representative in the investment industry since 1988, and has held a number of positions with several NASD Member Broker-Dealers. Although Mr. Abrams does not actively manage the Fund's portfolio, he consults with the portfolio manager regarding investment issues from time to time.

PORTFOLIO MANAGER

Michael W. Burnick is responsible for the day-to-day investment policy, research and decisions for the Fund. Mr. Burnick has been a registered representative in the investment industry since 1988. Over the past 11 years he has held several positions with a variety of NYSE and NASD Member Brokerage and Investment Banking Firms. Prior to his employment with Pheonix Investment Management Inc., Mr. Burnick served as Vice President of Investment Management with The Pheonix Financial Groups from 1997 through 1999. Mr. Burnick is a 1986 graduate of Stetson University, Florida where he received a Bachelor's degree in Finance and in Management.

PRIVATE ACCOUNT PERFORMANCE INFORMATION

The following table states the historical performance of the portfolios of all private accounts managed by the Adviser. These account are fully discretionary and managed under a single invest ment strategy that has an investment objective, policies and strategies substantially similar to that of The Pheonix Variable Investment Fund. The table compares the performance of these private accounts against the performance of the S&P 500(R) Index and the average rate of return for 30 Year Treasury Bonds over the same period.

This data does not reflect the performance of the Funds. This performance data should not be considered as an indication of future performance of any Fund or of the Adviser.

--------------------------------------------------------------------------------
                                                                       AVERAGE
                                                                       RATE OF
                                                                       RETURN ON
                                                                       30-YEAR
                                                       S&P 500         TREASURY
                    PERIOD          ADVISER (1)       INDEX (2)        BONDS
--------------- ---------------- --------------- ------------------ -----------
4 Years:        1/1/95-12/31/98       xx.xx%                           xx.xx%
--------------- ---------------- --------------- ------------------ -----------
3 Years:        1/1/96-12/31/98       xx.xx %                          xx.xx %
--------------- ---------------- --------------- ------------------ -----------
2 Years:        1/1/97-12/31/98       xx.xx %                          xx.xx %
--------------- ---------------- --------------- ------------------ -----------
1 Year:         1/1/98-12/31/98       xx.xx %                          xx.xx %
--------------- ---------------- --------------- ------------------ -----------
Year-to- Date   1/1/99 - 6/30/99      xx.xx%                           xx.xx%
--------------- ---------------- --------------- ------------------ -----------


(1) These results include all of the accounts participating in the Pheonix Management Program (the "Program") that have not authorized the firm to use leverage to acquire securities. Accounts participating in the Program are fully discretionary and managed under a single investment strategy. The Firm has no other discretionary investment program. Accordingly the accounts are contained within a single composite for purposes of calculating investment performance under standards promulgated by the Association for Investment Management and Research (the "AIMR-PPS(TM) standards").

Only those accounts not using leverage are included in the results reported above because they represent the majority of the accounts participating in the program and because participants in the Pheonix Mutual Fund will not be permitted to use leverage. The composite does not include individual portfolios of the firm, its employees and employee-related accounts. As of December 31, 1998, the composite consist of ___ accounts with $___ million in assets.

The Adviser Results reported in the accompanying Table are time-weighted returns that have been calculated in accordance with the AIMR-PPS(TM) standards. The Funds' performance will be calculated using the method required by the Securities and Exchange Commission, which differs from the method used to calculate the performance of the private accounts included in the composite. All returns reflect the deduction of advisory fees (assuming that all accounts were assessed a performance-based bee for the year at the maximum rate permitted under the Adviser's standard private account management agreement), brokerage commissions and execution costs paid by the Adviser's private accounts, without a provision for Federal or state income taxes.

The separately managed accounts in the composite are not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed by the 1940 Act or Internal Revenue Code. The net effect of the deduction of the operating expenses of the Fund on the annualized performance, including the effect of compounding over time, may be substantial. Consequently, the performance results for the accounts could have been adversely affected if the accounts included in the composite had been regulated as an investment company under the Federal securities laws. In addition, the Fund's returns would be reduced to the extent their fees and expenses are higher that the fees and expenses incurred by the private accounts.

(2) The S&P 500(R) Index is the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stock. The index return figures assume reinvestment of all dividends paid by stocks included in the index.

ANNUAL ADVISORY FEE

Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee that will increase or decrease depending upon the investment performance of the Fund relative to the performance of 30 Year Treasury Bonds, as set forth in the following table:

      -------------------------------- ------------------------
        FUND'S INVESTMENT PERFORMANCE         AMOUNT OF
        AS PERCENTAGE OF THE AVERAGE     ANNUAL ADVISORY FEE
        30-YEAR TREASURY BOND RATE       (AS A PERCENTAGE OF
                                       AVERAGE DAILY NET ASSETS)

      -------------------------------- ------------------------
               600%                              3.00%
      -------------------------------- ------------------------
               550%                              2.75%
      -------------------------------- ------------------------
               500%                              2.50%
      -------------------------------- ------------------------
               450%                              2.25%
      -------------------------------- ------------------------
               400%                              2.00%
      -------------------------------- ------------------------
               350%                              1.75%
      -------------------------------- ------------------------
               300%                              1.50%
      -------------------------------- ------------------------
               250%                              1.25%
      -------------------------------- ------------------------
               200%                              1.00%
      -------------------------------- ------------------------
               150%                              0.75%
      -------------------------------- ------------------------
               100%                              0.50%
      -------------------------------- ------------------------
               50%                               0.25%
      -------------------------------- ------------------------
          Less than 10%                          0.00%
      -------------------------------- ------------------------

To determine the amount of the fee, the investment performance of the Fund and of 30 Year Treasury Bond will determined over a "rolling" year. In other words, to determine the annual period, the most recent fiscal quarter of the Fund will be substituted for the earliest quarter of the year as time passes. The average daily net assets of the Fund will be computed using the same rolling year.

The Adviser furnishes the Fund with investment advice and supervises the Fund's management and investment programs. The Adviser furnishes at its own expense all necessary administrative services, office space, equipment and clerical personnel for servicing the investments of the Fund. The Adviser also provides investment advisory facilities and executive and supervisory personnel for managing the investments and effecting the Fund transactions of the Fund. In addition, the Adviser pays the salaries and fees of all officers of the Company who are affiliated with the Adviser.


ADMINISTRATOR

American Data Services, Inc. ("ADS"), The Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788, provides various services to the Fund. As of [date] 1999, ADS providing administrative, fund accounting and stock transfer services to retail and institutional mutual funds with approximately $6 billion of total assets through its offices in New York, Denver, Tampa and Los Angeles.

ADS provides all administrative services necessary for the Fund, subject to the supervision of the Board.

For the services rendered to the Fund by the Administrator, the Fund pays the Administrator monthly an annualized fee of 0.xx% of the average daily net assets of each Fund. The Fund also pays the Administrator for any out-of-pocket expenses. In addition, the Administrator serves as the Fund's transfer agent and performs fund accounting services for which it is paid separately. For additional information, see "Custodian, Transfer Agent and Dividend Agent."

DISTRIBUTOR

ADS Distributors, Inc. ("the Distributor"), an affiliate of the ADS, is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Fund in connection with the offering of shares of the Fund. The Distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of shares of the Fund.

The Board has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). Under the Plan, the Fund may use a portion of its assets for the sale and distribution of its shares, including advertising, marketing and other promotional activities, and may reimburse the Distributor for its expenses in connection with distributing shares of the Fund in an amounts not to exceed 0.25% of the average net assets of the Fund on an annualized basis. See "Management of Fund" in the SAI.

FUND EXPENSES

The Fund pays for all of its expenses. The Adviser or other service providers may voluntarily waive all or any portion of their fees. Any waiver would improve the Fund's performance for the period during which the waiver was in effect.



ORGANIZATION

The Pheonix Variable Investment Fund is separate series of Questar Funds, Inc., a Maryland corporation that is registered with the SEC as an open-end, management investment company (a "mutual fund"). It is not intended that meetings of shareholders be held except when required by Federal or Maryland law and all shareholders of the Fund are entitled to vote at shareholders' meetings. From time to time, large shareholders may control the Fund.

FOR MORE INFORMATION

The following documents are available free upon request:

         ANNUAL/SEMI-ANNUAL REPORTS. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the recent market conditions, economic trends and investment strategies that significantly affected the Fund's performance during its last fiscal year.

         STATEMENT OF ADDITIONAL INFORMATION ("SAI"). The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

You can get free copies of both reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

         Pheonix Variable Investment Fund
         c/o  American Data Services, Inc.
         P.O. Box _____
         Hauppauge, New York 11788-0786
         1-888-xxx-xxxx

You can also review the Fund's reports and SAI by visiting the Public Reference Room of the Securities and Exchange Commission at 450 Fifth Street, NW, Washington, DC 20549. You may also obtain copies, for a fee, by writing to the Public Reference Room at this address, or by calling 800-SEC-0330.

You may also download a free, text-only version from the Commission's Internet website at www.sec.gov.










                      The Fund's Investment Company Act File number is 811-08655

                               QUESTAR FUNDS, INC.


                           THE PHEONIX MANAGEMENT FUND

                      THE PHEONIX VARIABLE INVESTMENT FUND





                       STATEMENT OF ADDITIONAL INFORMATION


                                     [DATE]



                                TABLE OF CONTENTS


                                                                          PAGE
                                                                          ----

Investment Objective, Policies and Restrictions............................. 2
Directors and Executive Officers............................................15
Investment Advisory and Other Services......................................16
Shareholder Servicing & Distribution Plan...................................18
Portfolio Transactions and Allocation of Brokerage..........................20
Taxation....................................................................21
Ownership of Shares.........................................................22
Purchase of Shares..........................................................22
Dividends and Distributions.................................................22
Net Asset Value ............................................................22
Performance Comparisons.....................................................23
Redemption of Shares........................................................24
Counsel and Independent Auditors............................................25
Other Information...........................................................25
Appendix....................................................................25


This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Funds' Prospectuses dated [date]. Copies of these Prospectuses may be obtained from the Fund at the Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788 or telephone (516) 951-0500.

                                    GLOSSARY

As used in this SAI, the following terms have the meanings listed.

"ADS" means American Data Services, Inc., the administrator, fund accountant, and transfer and distribution disbursing agent of the Fund.

"Adviser" means Pheonix Investment Management, Inc.

"Board" means the Board of Directors of the Company.

"Code" means the Internal Revenue Code of 1986, as amended.

"Corporation" means the Questar Funds, Inc., a Maryland corporation that is registered with the SEC as an open-end, management investment company, commonly referred to as a "mutual fund".

"Custodian" means the custodian of the Funds' assets.

"Fitch" means Fitch IBCA, Inc.

"Funds" means the Pheonix Management Fund and the Pheonix Variable Investment Fund, each a separate series of the Company.

"Moody's" means Moody's Investors Service.

"NRSRO" means a nationally recognized statistical rating organization.

"NAV" means net asset value.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's.

"U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.



                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

Each Fund's investment objective is capital appreciation. The Funds will seek to achieve this objective investing primarily in common stocks of domestic and foreign companies, as well as, to a lesser extent, options, warrants and stock rights.

The Funds will invest in securities that, in the opinion of the Adviser, are significantly undervalued. Although the Funds will invest primarily in the common stock of domestic companies with large (a market capitalization over $5 billion) and medium (between $1 billion and $5 billion) a market capitalizations, it may also on occasion invest in small cap (a market capitalization under $1 billion) and foreign companies.

The Adviser looks for companies whose current price does not reflect the current intrinsic value of the business enterprise itself. The Adviser focuses its research efforts on dominant companies with good management in industries that are "out of favor" in the investment community. Close attention is paid to a company's current valuation measures as compared to its historic range (e.g., low relative price/earnings, price/cash flow, price/sales ratios and high relative dividend yields).

The Adviser also seeks opportunities for capital growth and trading profits, regardless of general business or market conditions, when it believes that the stock of a company will be recognized and appreciate in value due to significant changes such as a business or product line restructuring, changes in a company's operations or finances, the appointment of a new management team or an acquisition. The Funds invest in companies only when their share price trades below the Adviser's estimate of its intrinsic value, and sells the stock of a company when its share price reaches the Adviser's estimate of intrinsic value.

The Adviser believes that concentrated portfolios produce superior performance because the Adviser may focus on its best investment ideas. Accordingly, the Funds' portfolio will be non-diversified and will typically be limited to 25 or fewer common stocks. Depending on market conditions, however, the portfolio may hold substantially more or less individual securities.

A summary of the Funds' investment policies are set forth in the Prospectus. Additional information regarding the Funds' investment policies and restrictions is set forth below.

INVESTMENT POLICIES AND ASSOCIATED RISKS

The following discussion supplements the disclosure in the prospectus about the Funds' investment techniques, strategies and risks. The Funds are designed for investment of that portion of an investor's funds which can appropriately bear the special risks associated with certain types of investments (e.g., investments in smaller capitalization companies). Unless otherwise noted, the policies described in this Statement of Additional Information are not fundamental and may be changed by the Board of Directors.

EQUITY SECURITIES.



RISKS IN GENERAL. An investment in the Funds should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the general condition of the stock market may deteriorate. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value according to various unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction and global or regional political, economic and banking crises. In addition to the general risks and considerations of equity investing, each Fund is subject to the specific risks associated with the specific investments discussed below.

STANDARD & POOR'S DEPOSITARY RECEIPTS ("SPDRS") AND DIAMONDS.

The Funds may invest in Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are units of beneficial interest in an investment trust sponsored by a wholly-owned subsidiary of the American Stock Exchange, Inc. which represent proportionate undivided interests in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, as the component common stocks of the Standard & Poor's 500 Stock Index (the "S&P 500 Index"). SPDRs are listed on the American Stock Exchange (the "Exchange") and traded in the secondary market on a per-SPDR basis.

The Funds may also invest in DIAMONDS. DIAMONDS are units of beneficial interest in an investment trust representing proportionate undivided interests in a portfolio of securities consisting of all the component common stocks of the Dow Jones Industrial Average (the "DJIA"). DIAMONDS are listed on the Exchange and may be traded in the secondary market on a per-DIAMONDS basis.

SPDRs are designed to provide investment results that generally correspond to the price and yield performance of the component common stocks of the S&P 500 Index. DIAMONDS are designed to provide investors with investment results that generally correspond to the price and yield performance of the component common stocks of the DJIA. The value of both SPDRs and DIAMONDS are subject to change as the values of their respective component common stocks fluctuate according to the volatility of the market. Investments in SPDRs and DIAMONDS involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of SPDRs and/or DIAMONDS invested in by the Funds. Moreover, the Funds' investment in SPDRs and DIAMONDS may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond. For example, replicating and maintaining price and yield performance of an index may be problematic for the Funds due to transaction costs and other expenses. Additionally, the respective investment trusts may not fully replicate the performance of their respective benchmark indices due to the temporary unavailability of certain index securities in the secondary market or due to other extraordinary circumstances such as discrepancies between the investment trust and the indices with respect to the weighting of securities or the number of, for example, larger capitalized stocks held by an index and the investment trust. Under these type circumstances, the value of the SPDRs or DIAMONDS held by the Funds will have a negative impact on the net asset value of the Funds.

DEPOSITARY RECEIPTS. The Funds may invest in American Depositary Receipts ("ADRs") or other forms of depositary receipts. ADRs are receipts typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of foreign securities involve certain inherent risks generally associated with investments in foreign securities, including the following:

POLITICAL AND ECONOMIC FACTORS. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

CURRENCY FLUCTUATIONS. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR's underlying portfolio securities denominated in that currency. Such changes will affect a Fund to the extent that it is invested in ADR's comprised of foreign securities.

TAXES. The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Funds and that may, ultimately, be available for distribution to the Funds' shareholders.

FIXED INCOME SECURITIES.

A.  SECURITY RATINGS INFORMATION

The Funds' investments in fixed income securities are subject to credit risk relating to the financial condition of the issuers of the securities that the Fund holds. To limit credit risk, the Funds invest their assets in debt securities that are considered investment grade. Investment grade means rated in the top four long-term rating categories or top two short-term rating categories by an NRSRO, or unrated and determined by the Adviser to be of comparable quality.

The lowest long-term ratings that are investment grade for corporate bonds, including convertible bonds, are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; for preferred stock are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; and for short-term debt, including commercial paper, are "Prime-2" (P-2) in the case of Moody's, "A-2" in the case of S&P and "F-2" in the case of Fitch.

Unrated securities may not be as actively traded as rated securities. The Funds may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of a Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Funds may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund, the Adviser will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

SHORT-TERM INVESTMENTS AND TEMPORARY DEFENSIVE POSITIONS.

While seeking desirable equity or other investments for the Funds, or for temporary defensive purposes during periods of market instability, the Funds may invest without limit in money market mutual funds, commercial paper and other money market instruments that are of prime quality. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which the Funds may invest include U.S. Government Securities, time deposits, bankers acceptances and certificates of deposit of depository institutions (such as banks), corporate notes and short-term bonds and money market mutual funds.

BANK CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES. The Funds may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Funds will be dollar-denominated obligations of domestic banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

Domestic banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.

GOVERNMENT OBLIGATIONS. The Funds may invest in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

Certain of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

MASTER DEMAND NOTES. The money market instruments in which the Funds may invest may have variable or floating rates of interest. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it mistreated as an illiquid security.

SECURITIES LENDING.

Each Fund may lend securities to parties such as broker-dealers or other institutions. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Because there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by the Adviser to be of good standing. Furthermore, they will only be made if, in the Adviser's judgment, the consideration to be earned from such loans would justify the risk.

The Adviser understands that it is the current view of the SEC Staff that a Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Directors must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Cash received through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

SHORT SALES.

Each Fund is authorized to make short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (referred to as short sales "against the box"). A Fund may not make short sales of securities which it does not currently own or have the right to acquire (i.e., short sales that are not "against the box").

If a Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Fund will deposit in escrow in a separate account with the Custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. A Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

Short sales transactions may sometimes be executed by borrowing securities from margin accounts established by the Adviser for this purpose. Some interest may be charged within these margin accounts as a result of price fluctuations of boxed positions, even though no leverage is employed, since the offsetting long and short positions within that boxed position will generally offset each other's market risk.

C.       HEDGING AND OPTION INCOME STRATEGIES

A Fund may seek to hedge against a decline in the value of securities it owns or an increase in the price of securities which it plans to purchase by purchasing and writing (i.e., selling) covered options on securities in which it has invested and on any securities index based in whole or in part on securities in which that Fund may invest. The Funds' options may be traded on an exchange or in an over-the-counter market.

Neither Fund will hedge more than 30% of the value of its total assets by buying put options and writing call options.

These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

An option is covered if, as long as a Fund is obligated under the option, it owns an offsetting position in the underlying security or maintains cash, U.S. Government Securities or other liquid, high-grade debt securities with a value at all times sufficient to cover the Fund's obligation under the option.

1.       IN GENERAL

A call option is a contract pursuant to which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security (or a cash amount equal to the value of the index) against payment of the exercise price during the option period.

A put option gives its purchaser, in return for a premium, the right to sell the underlying security (or index) at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation to buy the underlying security (or receive a cash amount equal to the value of the index), upon exercise at the exercise price during the option period.

The amount of premium received or paid for an option is based upon certain factors, including the market price of the underlying security or index, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, the option period and interest rates.

There are a limited number of options contracts on securities indices and option contracts may not be available on all securities that a Fund may own or seek to own.

2.       RISKS

A Fund's use of options subjects it to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which a Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund's ability to limit exposures by closing its positions.

Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund.

D.       CONVERTIBLE SECURITIES

The Funds may only invest in convertible securities that are investment grade.

1.       IN GENERAL

Convertible securities, which include convertible debt, convertible preferred stock and other securities exchangeable under certain circumstances for shares of common stock, are fixed income securities or preferred stock which generally may be converted at a stated price within a specific amount of time into specified number of shares of common stock. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities or preferred equity in that they ordinarily provide a stream of income with generally higher yields than do those of common stocks of the same or similar issuers. These securities are usually senior to common stock in a company's capital structure, but usually are subordinated to non-convertible debt securities.

Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

2.       RISKS

Investment in convertible securities generally entails less risk than investment in the issuer's common stock. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

3.       VALUE OF CONVERTIBLE SECURITIES

The value of a convertible security is a function of its "investment value"(determined by a comparison of its yield with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

WARRANTS. The Funds may invest in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

E.       ILLIQUID AND RESTRICTED SECURITIES

The Funds may not acquire securities or invest in repurchase agreements if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

1.       IN GENERAL

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days (2) purchased over-the-counter options;(3)securities which are not readily marketable; and (4) except as otherwise determined by the Adviser, securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities").

2.       RISKS

Certain risks are associated with holding illiquid and restricted securities. For instance, limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. A Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

3.       DETERMINATION OF LIQUIDITY

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

FUTURES CONTRACTS AND RELATED OPTIONS. Subject to applicable law, and unless otherwise specified in the prospectus, the Funds may invest without limit in futures contracts and related options for hedging purposes, such as to manage the effective duration of a Fund's portfolio or as a substitute for direct investment. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts (other than index futures) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If a Fund is unable to enter into a closing transaction, the amount of the Fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss. In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the CFTC is treated as short-term gain or loss, and 60% is treated as long-term gain or loss.

Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a contract, the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.
Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when a Fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when a Fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker.

A Fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a hedge position then currently held by the Fund. A Fund may close its positions by taking opposite positions that will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to a Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

OPTIONS ON FUTURES CONTRACTS. Each Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. Options on futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. A Fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by a Fund is subject to the Adviser's ability to predict movements in various factors affecting securities markets, including interest rates. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities underlying the futures and options purchased and sold by a Fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. The successful use of these strategies further depends on the ability of the Adviser to forecast interest rates and market movements correctly.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by a Fund, the Fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Funds may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective. The Funds may also purchase and sell options on index futures contracts.

For example, the S&P 500 Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index were $150, one contract could be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4). If a Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $152 on that future date, the Fund will lose $1,000 (500 units x loss of $2).

There are several risks in connection with the use by a Fund of index futures. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Adviser will, however, attempt to reduce this risk by buying or selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the securities sought to be hedged.

Successful use of index futures by a Fund is also subject to the Adviser's ability to predict movements in the direction of the market. For example, it is possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the portion of a Fund's portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does.

Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Adviser may still not result in a profitable position over a short time period.

OPTIONS ON STOCK INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, a Fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

INDEX WARRANTS. Each Fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If a Fund does not exercise an index warrant prior to its expiration, then it would lose the amount of the purchase price paid by it for the warrant.

A Fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of a Fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although a Fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit a Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

ILLIQUID SECURITIES. Neither Fund may invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Adviser will monitor the amount of illiquid securities in a Fund's portfolio, under the supervision of the Company's Board of Directors, to ensure compliance with the Fund's investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. A Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Commission under the Securities Act, the Company's Board of Directors may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

RESTRICTED SECURITIES. The SEC Staff currently takes the view that any delegation by the Board of Directors of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the Fund) must be pursuant to written procedures established by the Board of Directors. It is the present intention of the Board of Directors that, if the Board of Directors decide to delegate such determinations to the Adviser or another person, they would do so pursuant to written procedures, consistent with the Staff's position. Should the Staff modify its position in the future, the Board of Directors would consider what action would be appropriate in light of the Staff's position at that time.

REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements. A repurchase agreement involves the purchase by the Fund of the securities with the condition that after a stated period of time the original seller will buy back the same securities at a predetermined price or yield. The Fund's custodian will hold the securities underlying any repurchase agreement or such securities will be part of the Federal Reserve Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the Fund's collateral falls below the repurchase price of the repurchase agreement (including any accrued interest), the Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

SECURITIES LOANS. A Fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the Fund to exercise voting rights on any matters materially affecting the investment. The Fund may also call such loans in order to sell the securities.

                            2. INVESTMENT LIMITATIONS

For purposes of all investment policies of the Funds: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of a Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of a Fund may be changed by the Board without shareholder approval.


A.       FUNDAMENTAL LIMITATIONS

Each Fund has adopted the following fundamental investment policies.

1.  ISSUANCE OF SENIOR SECURITIES

Neither Fund may issue senior securities except pursuant to Section 18 of the 1940 Act and except that the Fund may borrow money subject to its investment limitation on borrowing.

2.  UNDERWRITING ACTIVITIES

Neither Fund may act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purpose of the 1933 Act.

3.  CONCENTRATION

Neither Fund may purchase the securities of issuers (other than U.S. Government Securities) conducting their business activity in the same industry if, immediately after such purchase, the value of the Fund's investments in such industry would comprise 25% or more of the value of its total assets.

4.  PURCHASES AND SALES OF REAL ESTATE

Neither Fund may purchase or sell real estate or any interest therein, except that the Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

5.  PURCHASES AND SALES OF COMMODITIES

Neither Fund may purchase or sell physical commodities or contracts, options or options on contracts to purchase or sell physical commodities.

6.  MAKING LOANS

Neither Fund may make loans to other persons except for the purchase of debt securities that are otherwise permitted investments or loans of portfolio securities through the use of repurchase agreements.

B.  NONFUNDAMENTAL LIMITATIONS

The Fund has adopted the following nonfundamental investment policies.

1.  DIVERSIFICATION

Each Fund is considered "non-diversified" under the 1940 Act. In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, each Fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M currently requires a fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of a fund's taxable year.

2.  PLEDGE, MORTGAGE & HYPOTHECATE

Neither Fund may pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted to be incurred by the Fund. The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

3.  SHORT SALES

Neither Fund may make short sales of securities except short sales against the box.

4.  PURCHASES ON MARGIN

Neither Fund may purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with permitted transactions in options.

5.  ILLIQUID SECURITIES

Neither Fund may purchase a security if, as a result, more than 15% of its net assets would be invested in illiquid securities. If the 15% limit on illiquid securities is exceeded by virtue of other than a change in market values, the condition will be reported by the Adviser to the Board.

6.  BORROWING

Neither Fund may purchase portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets or borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made.

7.  HISTORY OF ISSUER

Neither Fund may invest more than 5% of its net assets in securities (other than fully-collateralized debt obligations) issued by companies that have conducted continuous operations for less than three years, including the operations of predecessors, unless guaranteed as to principal and interest by an issuer in whose securities the Fund could invest.

8.  OFFICERS' AND TRUSTEES' HOLDINGS

Neither Fund may invest in or hold securities of any issuer if officers and Trustees of the Trust or the Adviser, individually owning beneficially more than 1/2 of 1% of the securities of the issuer, in the aggregate own more than 5% of the issuer's securities.

9. OIL, GAS & MINERAL EXPLORATION

Neither Fund may invest in interests in oil or gas or interests in other mineral exploration or development programs.



         DIRECTORS AND EXECUTIVE OFFICERS

The following table contains information concerning the directors and officers of Questar Funds, Inc., (the "Company"), and their principal occupations during the past five years. Directors who are interested persons, as defined by the 1940 Act, are indicated by asterisk.


----------------------------- -------------------- ----------------------------------------
                              POSITIONS HELD        WITH THE PRINCIPAL
NAME AND ADDRESS              COMPANY               OCCUPATION LAST FIVE YEARS

----------------------------- -------------------- ----------------------------------------

Dan Calabria (Age 62)         Director             Retired; currently serves as a
7068 So. Shore Drive So.                           disinterested trustee/director of The
So. Pasadena, Florida 33707                        Idex Mutual Funds, the Florida TaxFree
                                                   Funds and ASM Index 30 Fund and as an
                                                   arbitrator for the NASD and  NYSE.
                                                   Mr.Calabria served as Executive Vice
                                                   President of William R. Huff & Co.
                                                   from June 1993 to June 1995  and was
                                                   President, CEO and Director of
                                                   Templeton Funds Management, Inc.,
                                                   Templeton Funds Distributor, Inc. and
                                                   Templeton Funds Trust Company from
                                                   1986 to 1992. Mr. Calabria also
                                                   served in various capacities with
                                                   Lexington Management Corporation
                                                   (1979-1983) and Oppenheimer Management
                                                   Corporation (1965-1975).
----------------------------- -------------------- ----------------------------------------

Anthony J. Hertl (Age 48)     Director             Chief Financial and Administrative
Colobaugh Pond Road                                Officer for Marymount College,
Croton-on-Hudson, NY 10520                         Tarrytown, NY since 1996. Prior
                                                   thereto, he served in a number of
                                                   senior management positions at
                                                   Prudential Securities Inc. from
                                                   1983-1996. Mr. Hertl spent 10 years
                                                   at Arthur Andersen & Co. and is a
                                                   Certified Public Accountant.
----------------------------- -------------------- ----------------------------------------

*Michael Miola (Age 46)       Director and Chief   Chief Executive Officer of American
 The Hauppauge                Executive Officer    Data Services, Inc.
  Corporate Center
 150 Motor Parkway
 Hauppauge, NY 11788
----------------------------- -------------------- ----------------------------------------

In addition to Mr. Miola, the other executive officers of the Company are:

Michael Wagner    -    Treasurer
James Colantino   -    Secretary
Michele Miola     -    Assistant Secretary

The members of the Audit Committee of the Board of Directors are Mr. Calabria and Mr. Hertl. Mr. Hertl acts as the chairperson of such committee. The Audit Committee oversees the Fund's financial reporting process, reviews audit results and recommends annually to the Company a firm of independent certified public accountants.

Those Directors who are officers or employees of the Administrator or its affiliates receive no remuneration from the Fund. Each disinterested Director receives a fee from the Fund for each regular quarterly and in-person special meeting of the Board of Directors attended. Members of the Board who are not affiliated with the Adviser or the Administrator receive an annual fee of $4,000 plus $500 for each Board meeting attended. The Fund will pay a pro rata portion of the Directors' fees and expenses based on the net assets of the Fund and the other series of the Company. In addition, each Director who is not affiliated with the Adviser or the Administrator is reimbursed for expenses incurred in connection with attending meetings.

The following table sets forth the estimated compensation expected to be received by each Director from the Company during the fiscal year ending as of November 30, 1999.


-------------------------- =====================================================

                           Aggregate Annual Estimated Compensation from the
         Director          Company
-------------------------- =====================================================
-------------------------- =====================================================

Dan Calabria               $6,000
-------------------------- =====================================================
-------------------------- =====================================================

Anthony J. Hertl           $6,000
-------------------------- =====================================================
-------------------------- =====================================================

Michael Miola              $0
-------------------------- =====================================================


         INVESTMENT ADVISORY AND OTHER SERVICES

The investment adviser for the Fund is Pheonix Investment Management, Inc. (the "Adviser"). The Adviser will act as such pursuant to a written agreement which, after its initial two-year period, must be annually re-approved by the Board of Directors. The address of the Adviser is 2090 Palm Beach Lakes Blvd., Suite 700, West Palm Beach, FL 33409. The Adviser can also be contacted by telephone at
(561) 640-9580

CONTROL OF THE ADVISER

Michael W. Burnick, Jerome Abraham and Michael Robinson each own 33 1/3% of the stock of the Adviser.

INVESTMENT ADVISORY AGREEMENT

The Adviser acts as the investment adviser of the Fund under an Investment Advisory Agreement approved by the Board of Directors (including a majority of the Directors who are not parties to the agreement, or interested persons of any such party).

The Investment Advisory Agreement will terminate automatically in the event of its assignment. In addition, the Agreement is terminable at any time, without penalty, by the Board of Directors of the Company or by vote of a majority of the Fund's outstanding voting securities on not more than 60 days' written notice to the Adviser, and by the Adviser on 60 days' written notice to the Company. Unless sooner terminated, the Agreement shall continue in effect for more than two years after its execution only so long as such continuance is specifically approved at least annually by either the Board of Directors or by a vote of a majority of the outstanding shares of the Fund, provided that in either event such continuance is also approved by a vote of a majority of the Directors who are not parties to such Agreement, or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval.

Under the Investment Advisory Agreement, the Adviser provides the Fund with advice and assistance in the selection and disposition of the Fund's investments. All investment decisions are subject to review by the Board of Directors of the Company. The Adviser is obligated to pay the salaries and fees of any affiliates of the Adviser serving as officers of the Company or the Fund.

The same security may be suitable for the Fund or other private accounts managed by the Adviser. If and when the Fund or two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Fund or account. The simultaneous purchase or sale of the same securities by the Fund and other accounts may have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable or able to be sold by the Fund.

FULCRUM FEE ARRANGEMENT

Rule 205(b)(2) of the Advisers Act permits an investment adviser to charge a "fulcrum fee" when advising a registered investment company. Rule 205-3 provides for compensation to an adviser by a qualified investment company on the basis of a share of capital gains upon or capital appreciation of the funds or any portion of the funds of the client. Under this fee arrangement, an adviser's compensation increases or decreases depending on how an account performs relative to an appropriate index or other measure of performance over a specified period. The rule specifically requires that the fees increase and decrease proportionately with the investment performance of the client's account over the specified period in relation to the designated market index. The point from which such increases or decreases in compensation are measured is the fee that is paid or earned when the client's investment performance is equivalent to that of the index. Thus, performance fees permitted under the Advisers Act are limited to those types of fees which (i) are earned only when a client's portfolio has outperformed the market (whether the market has risen or fallen), and (ii) discourage an adviser from taking substantial risks with a client's funds, as the adviser in computing its fees is penalized for losses incurred by a client which are greater than losses borne by the market.

The performance fee to which the Adviser is entitled complies with the specifications of Section 205-3. Pursuant to the Investment Advisory Agreement, the Adviser, in addition to the [xxx%- amount of fulcrum fee] investment advisory fee described above, will be entitled to a performance-based fee which will be calculated on a daily basis after the determination of the Fund's net asset value on each day that the New York Stock Exchange is open. The Adviser has identified the 30 year U.S. Treasury Bond Rate (annualized) as the appropriate benchmark of the Fund's performance. If the Fund's daily net performance (after taking into consideration all accrued costs and expenses) is equal to 3 times (or 300% of) the benchmark, the Adviser will receive a base, or fulcrum fee, equal to 1.50% of the average daily net assets of the Fund. The fee will increase or decrease proportionately according to how how the Fund performs in comparison to the benchmark 30 Treasury Bond rate, as set forth in the following tables

      --------------------------- -------------------------
      FUND'S INVESTMENT PERFORMANCE         AMOUNT OF
      AS PERCENTAGE OF THE AVERAGE     ANNUAL ADVISORY FEE
      30-YEAR TREASURY BOND RATE       (AS A PERCENTAGE OF
                                     AVERAGE DAILY NET ASSETS)

      --------------------------- -------------------------
                600%                        3.00%
      --------------------------- -------------------------
                550%                        2.75%
      --------------------------- -------------------------
                500%                        2.50%
      --------------------------- -------------------------
                450%                        2.25%
      --------------------------- -------------------------
                400%                        2.00%
      --------------------------- -------------------------
                350%                        1.75%
      --------------------------- -------------------------
                300%                        1.50%
      --------------------------- -------------------------
                250%                        1.25%
      --------------------------- -------------------------
                200%                        1.00%
      --------------------------- -------------------------
                150%                        0.75%
      --------------------------- -------------------------
                100%                        0.50%
      --------------------------- -------------------------
                50%                         0.25%
      --------------------------- -------------------------
           Less than 10%                    0.00%
      --------------------------- -------------------------

To determine the amount of the fee, the investment performance of the Fund and of 30 Year Treasury Bond will determined over a "rolling" year. In other words, to determine the annual period, the most recent fiscal quarter of the Fund will be substituted for the earliest quarter of the year as time passes. The average daily net assets of the Fund will be computed using the same rolling year.

The Fund will pay the Adviser any accrual of its performance fee at the end of each month.

ADMINISTRATOR

The Administrator for the Fund is American Data Services, Inc. (the "Administrator"), which has its principal office at The Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788, and is primarily in the business of providing administrative, fund accounting and stock transfer services to retail and institutional mutual funds through its offices in New York, Denver and Los Angeles.

Pursuant to an Administrative Service Agreement with the Fund, the Administrator provides all administrative services necessary for the Fund, subject to the supervision of the Board of Directors. The Administrator will provide persons to serve as officers of the Fund. Such officers may be directors, officers or employees of the Administrator or its affiliates.

The Administrative Service Agreement is terminable by the Board of Directors of the Company or the Administrator on sixty days' written notice and may be assigned provided the non-assigning party provides prior written consent. The Agreement shall remain in effect for two years from the date of its initial approval, and subject to annual approval of the Board of Directors for one-year periods thereafter. The Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Administrative Service Agreement, the Administrator provides all administrative services, including, without limitation: (i) provides services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Fund; (ii) overseeing the performance of administrative and professional services to the Fund by others, including the Fund's Custodian; (iii) preparing, but not paying for, the periodic updating of the Fund's Registration Statement, Prospectus and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the Securities and Exchange Commission and state securities administrators, preparing the Fund's tax returns, and preparing reports to the Fund's shareholders and the Securities and Exchange Commission; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its shares under such laws; (v) preparing notices and agendas for meetings of the Board of Directors and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the Investment Company Act, the Internal Revenue Code and the Prospectus.

The Administrator, pursuant to the Fund Accounting Service Agreement, provides the Fund with all accounting services, including, without limitation: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the Investment Company Act; (iii) production of the Fund's listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Fund; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Fund's Custodian and Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Fund.

ADMINISTRATOR'S FEES

For the services rendered to the Fund by the Administrator, the Fund pays the Administrator a monthly fee based on the Fund's average net assets. The Fund also pays the Administrator for any out-of-pocket expenses. These fees are set forth in the Fund's Prospectus.

In return for providing the Fund with all accounting related services, the Fund pays the Administrator a monthly fee based on the Fund's average net assets, plus any out-of-pocket expenses for such services.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT

_______________ serves as custodian for the Fund's cash and securities (the "Custodian"). Pursuant to a Custodian Agreement, it is responsible for maintaining the books and records of the Fund's portfolio securities and cash. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. American Data Services, Inc., the Administrator, also acts as the Fund's transfer and dividend agent.

DISTRIBUTION AGREEMENT

Pursuant to a Distribution Agreement, ADS Distributors, Inc. (the "Distributor") has agreed to act as the principal underwriter for the Fund in the sale and distribution to the public of shares of the Fund, either through dealers or otherwise. The Distributor has agreed to offer such shares for sale at all times when such shares are available for sale and may lawfully be offered for sale and sold.

         SHAREHOLDER SERVICING AND DISTRIBUTION PLAN

The Fund has adopted a Distribution and Service Plan (the "Plan"), which was reviewed and approved by a majority of the disinterested directors of the Company, pursuant to Rule 12b-1 under the Act (the "Rule"). The Rule provides that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by the Rule. The Plan provides that the Fund will compensate the Distributor for certain expenses and costs incurred in connection with providing marketing and promotional support to the Fund, shareholder servicing and maintaining shareholder accounts, to compensate parties with which it has written agreements and whose clients own shares of the Fund for providing servicing to their clients ("shareholder servicing") and financial institutions with which it has written agreements and whose clients are Fund shareholders (each a "broker-dealer") for providing distribution assistance and promotional support to the Fund, which is subject to a maximum of 0.25% per annum of the Fund's average daily net assets. Fees paid under the Plan may not be waived for individual shareholders.

Each shareholder servicing agent and broker-dealer will, as agent for its customers, among other things: answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Fund may be effected and certain other matters pertaining to the Fund; assist shareholders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; furnish quarterly and year-end statements and confirmations within five business days after activity in the account; transmit to shareholders of the Fund proxy statements, annual reports, updated prospectuses and other communications; receive, tabulate and transmit proxies executed by shareholders with respect to meetings of shareholders of the Fund; and provide such other related services as the Fund or a shareholder may request.

The Plan, the shareholder servicing agreements and the form of distribution agreement each provide that the Adviser or the Distributor may make payments from time to time from their own resources which may include the advisory fee and the asset based sales charges and past profits for the following purposes:
(i) to defray the costs of and to compensate others, including financial intermediaries with whom the Distributor has entered into written agreements, for performing shareholder servicing and related administrative functions of the Fund; to compensate certain financial intermediaries for providing assistance in distributing Fund shares; (ii) to pay the costs of printing and distributing the Fund's prospectus to prospective investors; and (iii) to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Fund's shares. The Distributor will determine the amount of such payments made pursuant to the Plan with the shareholder servicing agents and broker-dealers with whom it has contracted, provided that such payments made pursuant to the Plan will not increase the amount which the Fund is required to pay the Distributor for any fiscal year under the shareholder servicing agreements or otherwise.

Shareholder servicing agents and broker-dealers may charge investors a fee in connection with their use of specialized purchase and redemption procedures offered to investors by the shareholder servicing agents and broker-dealers. In addition, shareholder servicing agents and broker-dealers offering purchase and redemption procedures similar to those offered to shareholders who invest in the fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through shareholder servicing agents and broker-dealers may be less than realized by investing in the Fund directly. An investor should read the Prospectus in conjunction with the materials provided by the shareholder servicing agent and broker-dealer describing the procedures under which Fund shares may be purchased and redeemed through the shareholder servicing agent and broker-dealer.

The Glass-Steagall Act limits the ability of a depository institution to become an underwriter or distributor of securities. It is the Fund's position, however, that banks are not prohibited from acting in other capacities for investment companies, such as providing administrative and shareholder account maintenance services and receiving compensation from the distributor for providing such services. This is an unsettled area of the law, however, and if a determination contrary to the Fund's position concerning shareholder servicing and administration payments to banks from the distributor is made by a bank regulatory agency or court, any such payments will be terminated and any shares registered in the banks' names, for their underlying customers, will be re-registered in the names of the customers at no cost to the Fund or its shareholders. In addition, state securities laws on this issue may differ from the interpretation of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

In accordance with the Rule, the Plan provides that all written agreements relating to the Plan entered into by the Fund, the Distributor or the Adviser, and the shareholder servicing agents, broker-dealers, or other organizations, must be in a form satisfactory to the Board of Directors. In addition, the Plan requires the Fund and the Distributor to prepare, at least quarterly, written reports setting forth all amounts expended for distribution purposes by the Fund and the Distributor pursuant to the Plan and identifying the distribution activities for which those expenditures were made for review by the Board of Directors.

OTHER EXPENSES

The Fund pays certain operating expenses that are not assumed by the Adviser, the Administrator or any of their respective affiliates. These expenses, together with fees paid to the Adviser, the Administrator, the Distributor and the Transfer Agent, are deducted from income of the Fund before dividends are paid. These expenses include, but are not limited to, organizational costs, fees and expenses of officers and Directors who are not affiliated with the Adviser, the Administrator or any of their respective affiliates, taxes, interest, legal fees, custodian fees, audit fees, brokerage fees and commissions, fees and expenses of registering and qualifying the Fund and its shares for distribution under federal and state securities laws, the expenses of reports to shareholders, shareholders' meetings and proxy solicitations.


         PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

The Fund's assets are invested by the Adviser in a manner consistent with its investment objective, policies, and restrictions and with any instructions the Board of Directors may issue from time to time. Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Fund.

U.S. Government securities generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread.

In placing orders for the purchase and sale of portfolio securities for the Fund, the Adviser will use its best efforts to obtain the best possible price and execution and will otherwise place orders with broker-dealers subject to and in accordance with any instructions the Board of Directors may issue from time to time. The Adviser will select broker-dealers including, the Distributor, to execute portfolio transactions on behalf of the Fund primarily on the basis of best price and execution.

When consistent with the objectives of prompt execution and favorable net price, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both directly and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions. The Adviser believes that most research services obtained by it generally benefit several or all of the investment companies and private accounts which it manages, as opposed to solely benefitting one specific managed fund or account.

Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the Adviser may receive brokerage and research services and other similar services from many broker-dealers with which the Adviser may place the Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by the Adviser. Where the services referred to above are not used exclusively by the Adviser for research purposes, the Adviser, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to their non-research use. Some of these services are of value to the Adviser and its affiliates in advising various of their clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid by the Fund is not reduced because the Adviser and its affiliates receive these services even though the Adviser might otherwise be required to purchase some of these services for cash.

As permitted by Section 28(e) of the 1934 Act, the Adviser may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Adviser an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. The Adviser's authority to cause the Fund to pay any such greater commissions is also subject to such policies as the Directors may adopt from time to time. The Adviser does not currently intend to cause any Fund to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, the Adviser will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Directors may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

         TAXATION

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Code. By so qualifying, the Fund will not incur federal income or state taxes on its net investment income and on net realized capital gains to the extent distributed as dividends to shareholders.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98% of its capital gains in excess of capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31st of the calendar year, and (c) all ordinary income and capital gains for previous years that were not distributed during such years.

Under the Code, dividends derived from interest, and any short-term capital gains, are taxable to shareholders as ordinary income for federal and state tax purposes, regardless of whether such dividends are taken in cash or reinvested in additional shares. Distributions made from the Fund's net realized long-term capital gains (if any) and designated as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of the length of time Fund shares are held. Corporate investors are not eligible for the dividends-received deduction with respect to distributions derived from interest on short-or long-term capital gains from the Fund but may be entitled to such a deduction in respect to distributions attributable to dividends received by the Fund. A distribution will be treated as paid on December 31st of a calendar year if it is declared by the Fund in October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions paid by the Fund from net long-term capital gains (excess of long-term capital gains over long-term capital losses), if any, whether received in cash or reinvested in additional shares, are taxable as long-term capital gains, regardless of the length of time you have owned shares in the Fund. Distributions paid by the Fund from net short-term capital gains (excess of short-term capital gains over short-term capital losses), if any, whether received in cash or reinvested in additional shares are taxable as ordinary income. Capital gains distributions are made when the Fund realizes net capital gains on sales of portfolio securities during the year. Realized capital gains are not expected to be a significant or predictable part of the Fund's investment return.

Any redemption of the Fund shares is a taxable event and may result in a capital gain or loss. A capital gain or loss may be realized from an ordinary redemption of shares.

Dividend distributions, capital gains distributions, and capital gains or losses from redemptions and exchanges may also be subject to state and local taxes.

Ordinarily, distributions and redemption proceeds paid to Fund shareholders are not subject to withholding of federal income tax. However, 31% of the Fund's distributions and redemption proceeds must be withheld if a Fund shareholder fails to supply the Fund or its agent with such shareholder's taxpayer identification number or if the Fund shareholder who is otherwise exempt from withholding fails to properly document such shareholder's status as an exempt recipient.

The information above is only a summary of some of the tax considerations generally affecting the Fund and its shareholders. No attempt has been made to discuss individual tax consequences. To determine whether the Fund is a suitable investment based on his or her tax situation, a prospective investor may wish to consult a tax advisor.

         OWNERSHIP OF SHARES

Each share has one vote in the election of Directors. Cumulative voting is not authorized. This means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Directors.


         PURCHASE OF SHARES

Shares of the Fund may be purchased at the net asset value per share next determined after receipt of an order by the Fund's Distributor in proper form with accompanying check or other bank wire payment arrangements satisfactory to the Fund. The Fund's minimum initial investment is $_______ (except for retirement accounts for which the minimum initial investment is $_______) and the minimum subsequent investment is $___.


         DIVIDENDS AND DISTRIBUTIONS

Net investment income, if any, is declared as dividends and paid annually. Substantially all the realized net capital gains for the Fund, if any, are also declared and paid on an annual basis. Dividends and distributions are payable to shareholders of record at the time of declaration.

Distributions are automatically reinvested in additional Fund shares unless the shareholder has elected to have them paid in cash.

The net investment income of the Fund for each business day is determined immediately prior to the determination of net asset value. Net investment income for other days is determined at the time net asset value is determined on the prior business day. See "Purchase of Shares" and "Redemption of Shares" in the Prospectus.


         NET ASSET VALUE

The method for determining the Fund's net asset value is summarized in the Prospectus in the text following the heading "Valuation of Shares." The net asset value of the Fund's shares is determined on each day on which the New York Stock Exchange is open, provided that the net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for Fund shares is received. The New York Stock Exchange is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

         PERFORMANCE COMPARISONS


Total return quoted in advertising and sales literature reflects all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund's net asset value during the period.

The Fund's total return must be displayed in any advertisement containing the Fund's yield. Total return is the average annual total return for the 1-, 5- and 10-year period ended on the date of the most recent balance sheet included in the Statement of Additional Information, computed by finding the average annual compounded rates of return over 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

         P(1 + T)n = ERV

Where:

P       =    a hypothetical initial investment of $1000

T       =    average annual total return

n       =    number of years

ERV = ending redeemable value of a hypothetical $1000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the 1-, 5-or 10-year periods (or fractions thereof).

Because the Fund has not had a registration in effect for 1, 5 or 10 years, the period during which the registration has been effective shall be substituted.

Average annual total return is calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period and then calculating the annual compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual total return of 7.18%, which is the steady annual rate that would result in 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Performance information may be quoted numerically or in a table, graph, or similar illustration.

The Fund's performance may be compared with the performance of other funds with comparable investment objectives, tracked by fund rating services or with other indexes of market performance. Sources of economic data that may be considered in making such comparisons may include, but are not limited to, rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; data provided by the Investment Company Institute; major indexes of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The Fund may also utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance.

The agencies listed below measure performance based on their own criteria rather than on the standardized performance measures described in the preceding section.

Lipper Analytical Services, Inc. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

Morningstar, Inc. distributes mutual fund ratings twice a month. The ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent the fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 1-year, 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average assessment of the fund's 1-year, 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.

CDA/Weisenberger's Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

Independent publications may also evaluate the Fund's performance. The Fund may from time to time refer to results published in various periodicals, including Barrons, Financial World, Forbes, Fortune, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.


         REDEMPTION OF SHARES

Redemption of shares, or payment for redemptions, may be suspended at times (a) when the New York Stock Exchange is closed for other than customary weekend or holiday closings, (b) when trading on said Exchange is restricted, (c) when an emergency exists, as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during any other period when the Securities and Exchange Commission, by order, so permits, provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist.

Shareholders who purchased shares through a broker-dealer other than the Distributor may also redeem such shares by written request to the Transfer Agent which shares are held by the Transfer Agent at the address set forth in the Prospectus. To be considered in "good order", written requests for redemption should indicate the dollar amount or number of shares to be redeemed, refer to the shareholder's Fund account number, including either the social security or tax identification number. The request should be signed in exactly the same way the account is registered. If there is more than one owner of the shares, all owners must sign. If shares to be redeemed have a value of $5,000 or more or redemption proceeds are to be paid by someone other than the shareholder at the shareholder's address of record, the signature(s) must be guaranteed by an "eligible guarantor institution," which includes a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, a savings association or a credit union that is authorized by its charter to provide a signature guarantee. The Transfer Agent may reject redemption instructions if the guarantor is neither a member of nor a participant in a signature guarantee program. Signature guarantees by notaries public are not acceptable. The purpose of a signature guarantee is to protect shareholders against the possibility of fraud. Further documentation will be requested from corporations, administrators, executors, personal representatives, trustees and custodians. Redemption requests given by facsimile will not be accepted. Unless other instructions are given in proper form, a check for the proceeds of the redemption will be sent to the shareholder's address of record.

Share purchases and redemptions are governed by Maryland law.

         COUNSEL AND INDEPENDENT ACCOUNTANTS

Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Spitzer & Feldman P.C., 405 Park Avenue, New York, New York 10022. McCurdy & Associates, CPAs, Inc., 27955 Clemens Road, Westlake, Ohio 44145, have been selected as independent accountants for the Fund.


         OTHER INFORMATION

The Adviser has been continuously registered with the Securities Exchange Commission (SEC) under the 1940 Act since [date]. The Company has filed a registration statement under the Securities Act of 1933 and the 1940 Act with respect to the shares offered. Such registrations do not imply approval or supervision of the Fund or the Adviser by the SEC.

For further information, please refer to the registration statement and exhibits on file with the SEC in Washington, D.C. These documents are available upon payment of a reproduction fee. Statements in the Prospectus and in this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

APPENDIX


SECURITY RATINGS

The following rating services describe rated securities as follows:

Moody's Investors Service, Inc.

Bonds

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

STANDARD & POOR'S

BONDS

AAA--Debt rated `AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated `AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A--Debt rated `A' has a strong capacity to pay interest and repay principal although somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB--Debt rated `BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB-B-CCC-CC-C--Debt rated `BB', `B', `CCC', `CC' and `C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. `BB' indicates the lowest degree of speculation and `C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB--Debt rated `BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The `BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BBB-' rating.

B--Debt rated `B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The `B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BB' or `BB-' rating.

CCC--Debt rated `CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The `CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `B' or `B-' rating.

                                     PART C

Item 23.  EXHIBITS.

                  * (1)  Articles of Incorporation.

                  * (2)  Bylaws of the Company.

                    (3)  Not Applicable.

                 ***(4)  Investment Advisory Agreement.

                 ***(5)  Distribution Agreement.

                    (6)  Not Applicable.

                 ***(7)  Custody Agreement.

                 ***(8.1)Administrative Service Agreement.

                 ***(8.2)Transfer Agency Agreement.

                   *(9) Opinion of Spitzer & Feldman P.C. as to the legality of the securities being registered, including their consent to the filing thereof and as to the use of their names in the Prospectus.

                 ***(10) Consent of independent accountants.

                    (11) Not Applicable.

                    (12) Subscription Letter.

                    (13) Not Applicable.

                    14)  Not Applicable.

                 ***(15) Distribution Plan.


---------------------

* Filed with the Securities and Exchange Commission as an Exhibit to the Registrant's Registration Statement (Reg. No. 333-46323) on February 13, 1998.
** Filed with the Securities and Exchange Commission as an Exhibit to Pre-Effective Amendment No. 2 to the Registration Statement
     (Reg. No. 333-46323) on January 25, 1999.
***  To be Filed.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          Not applicable

ITEM 25.  INDEMNIFICATION.

          (a) In accordance with Section 2-418 of the General Corporation Law of the State of Maryland, Article NINTH of the Registrant's Articles of Incorporation provides as follows:

          "NINTH:(1) The Corporation shall indemnify (i) its currently acting and former directors and officers, whether serving the Corporation or at its request any other entity, to the fullest extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the fullest extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the By-Laws and as permitted by law. Nothing contained herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such indemnification arrangements as may be permitted by law. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

          (2) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, and the Investment Company Act of 1940, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal."

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

          Pheonix Investment Management, Inc. serves as investment adviser to the Fund. Set forth below are the names of the directors and officers of the
Adviser:

          Michael W. Burnick               [title]

          XXXX                             [title]

ITEM 27.  PRINCIPAL UNDERWRITER.

          (a)The principal underwriter of the Company's shares currently acts as a principal underwriter for the following other investment companies:

          Alpha Funds
          MP 63 Fund
          ICM/Isabelle Small Cap Value Fund
          Canandaigua Funds

          (b)The following table contains information with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20:

            (1)                          (2)                       (3)
      Name and Principal        Positions and Offices      Positions and Offices
       Business Address*          With Underwriter            With Registrant
       -----------------          ----------------            ---------------

      Michael Miola             Treasurer, Director        President, CFO and
                                Chairman                   Director


*The Hauppauge Corporate Center
 150 Motor Parkway
 Hauppauge, NY 11788



ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

         The accounts and records of the Company required to be maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder are located, in whole or in part, at the office of the Administrator, American Data Services, Inc., The Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11788 and custodial records which are maintained at the offices of the Custodian, ________________________.


ITEM 29. MANAGEMENT SERVICES.

          Not Applicable


ITEM 30. UNDERTAKINGS.

          Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hauppauge and State of New York, on the ___ day of October, 1999.


                                                     QUESTAR FUNDS, INC.


                                                     By:/s/ MICHAEL MIOLA
                                                     --------------------
                                                        Michael Miola, President



Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.



/s/ Michael Miola          Director, Chairman of the                   [date]
-----------------
    Michael Miola          Board and Chief Executive Officer


/s/ Dan Calabria           Director                                    [date]
----------------
    Dan Calabria

/s/ Anthony Hertl          Director                                    [date]
-----------------
    Anthony Hertl

The above persons signing as Directors are all of the members of the Company's Board of Directors.